Revenues - Schedule of Group’s Revenues Disaggregated by Service Lines (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Total revenues	$ 14,032,113	$ 1,802,849	$ 13,724,493
Employment Services [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Total revenues	5,329,806	684,775	5,038,418
Payroll Outsourcing Services [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Total revenues	$ 8,702,307	$ 1,118,074	$ 8,686,075